Long-term debt	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Long-term debt
11	Long-term debt

	2019	2018
	$	$
Atlantic Canada Opportunities Agency (“ACOA”) Atlantic Innovation Fund interest-free loan with a maximum contribution of $3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2019, the amount drawn down on the loan, net of repayments, is $3,744 (2018 - $3,744).	1,404	1,202

ACOA Atlantic Innovation Fund interest-free loan with a maximum contribution of $3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2019, the amount drawn down on the loan is $2,995 (2018 - $2,995).	1,237	1,034

ACOA Business Development Program, interest-free loan with a maximum contribution of $395, repayable in monthly payments beginning October 2015 of $3 until October 2017 and $6 until September 2022. As at December 31, 2019, the amount drawn down on the loan, net of repayments, is $180 (2018 - $251).	180	238

ACOA Atlantic Innovation Fund interest-free loan with a maximum contribution of $2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 year period and 10%, thereafter. As at December 31, 2019, the amount drawn down on the loan is $2,944 (2018 - $2,944).	1,481	957

TNC 120-140 Eileen Stubbs Ltd. (the “Landlord”) loan, with a maximum contribution of $300,000, bearing interest at 8% annum, is repayable in monthly payments beginning upon receipt of the final instalment of the loan until May 31, 2028. The loan is made available in three equal instalments based on the Corporation meeting certain milestones. As at December 31, 2019, the amount drawn down on the loan is $279 (2018 - $ 300).	279	300

Province of Nova Scotia “The Province” secured loan with a maximum contribution of $5,000, interest bearing at a rate equal to the Province’s cost of funds plus 1%, compounded semi-annually and payable monthly. The loan is repayable in monthly payments beginning January 1, 2021 of $83 plus interest until December 2025. The Corporation and its subsidiary have provided a general security agreement granting a first security interest in favour of the Province of Nova Scotia in and to all the assets of the Corporation and its subsidiary, including the intellectual property. As at December 31, 2019, the amount drawn down on the loan is $5,000 (2018 - $5,000).

	3,880	4,419

	8,461	8,150
Less: Current portion	88	81
	8,373	8,069

Total contributions received, less amounts that have been repaid as at December 31, 2019, is $15,164 (2018 -$15,234).

Certain ACOA loans and the Province loan require approval by ACOA or the Minister for the Province before the Corporation can pay management fees, bonuses, dividends or other distributions, or before there is any change of ownership of the Corporation. The Province loan requires the Corporation to obtain the written consent of the Province prior to the sale, disposal or abandonment of possession of the intellectual property of the Corporation or its subsidiary. If during the term of the Province loan, the head office, research and development facilities, or production facilities of the Corporation are moved from the Province, the Corporation is required to repay 40% of the outstanding principal of the loan.

In June 2019, the Corporation amended its loan agreement with the Province. Previously, the maturity date of the loan was August 9, 2020. The Corporation shall now start repaying the balance of the principal amount on the first day of January 2021, by making 60 monthly principal payments of $83 plus interest from January 2021 to December 2025. The annual interest rate remains at the Province’s cost of funds plus 1%.

In accounting for this change, the Corporation determined, based on industry risk, its own credit risk and the interest rate environment, that the effective interest rate of the loan of 11% remains appropriate. The difference between the carrying value of the loan before the amendment and after the amendment of $840 has been recorded in the statements of loss and comprehensive loss as government assistance.

The Province loan requires certain early repayments if the Corporation’s subsidiary, or the Corporation on a consolidated basis, has cash flow from operations in excess of $1,500. The Province loan also requires repayment of the loan under certain circumstances, such as changes of control, sale or liquidation of the Corporation or the sale of substantially all of the assets of the Corporation.

The minimum annual principal repayments of long-term debt over the next five years, excluding the Atlantic Innovation Fund repayments for 2020 and beyond which are not determinable at this time, are as follows:

$
Year ending December 31, 2020	88
2021	939
2022	843
2023	720
2024	654

	2019	2018
	$	$
Balance – Beginning of year	8,150	6,537
Borrowings, net of $nil (2018 - $nil) allocated to government assistance	–	300
Accreted interest	1,239	1,385
Revaluation of long-term debt	(840)	–
Repayment of debt	(88)	(72)

Balance – End of year	8,461	8,150
Less: Current portion	88	81

Non-current portion	8,373	8,069

The Corporation is in compliance with its debt covenants.